Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table (“SCT”) Total Compensation for PEO (1)	Compensation Actually Paid to PEO(2)	Average SCT Total Compensation for Other Non-PEO NEOs(3)	Average Compensation Actually Paid to Other Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (thousands) (5)	Book Value per Share(6)
					Cumulative Total Stockholder Return (“TSR”) (4)	Peer Group Cumulative TSR (4)
2022	$7,853,225	$9,520,813	$1,658,390	$1,838,710	$132.49	$90.52	$704,157	$28.96
2021	$11,006,561	$14,078,504	$1,875,884	$1,988,829	$106.61	$98.97	$546,685	$24.70

Company Selected Measure Name	Book Value per Share
Named Executive Officers, Footnote [Text Block]	(1) Our PEO in 2022 and 2021 was Mr. Rohit Gupta.(3) The non-PEO NEOs included for both 2022 and 2021 are: Hardin Dean Mitchell, Evan Stolove, Michael Derstine and Brian Gould.
Peer Group Issuers, Footnote [Text Block]	(4) Cumulative TSR is calculated assuming $100 was invested on September 16, 2021, the date our common stock commenced trading on Nasdaq, through the end of the applicable fiscal year. The market cap weighted peer group is the composite peer group consisting of Essent Group Ltd., MGIC Investment Corporation, NMI Holdings, Inc., and Radian Group Inc., used for the stock performance graph reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount	$ 7,853,225	$ 11,006,561
PEO Actually Paid Compensation Amount	$ 9,520,813	14,078,504
Adjustment To PEO Compensation, Footnote [Text Block]
(2) The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s total compensation as reported in the SCT for each applicable fiscal year and the average of the total compensation for our non-PEO NEOs as reported in the SCT for each applicable fiscal year to determine the compensation actually paid to the PEO and average compensation actually paid to our non-PEO NEOs, respectively:

Adjustments(b)	PEO (a)		Average for Non-PEO NEOs
	2022	2021	2022	2021
SCT total	$7,853,225	$11,006,561	$1,658,390	$1,875,884
Less, Amounts Reported in the “Stock Awards” Column in the SCT	-$4,105,680	-$5,293,494	-$487,577	-$500,009
Plus, the Year End Fair Value of Awards Granted during the Year that Remain Unvested as of Year End	$4,761,867	$7,510,824	$565,590	$612,953
Plus, the Change in Fair Value from Prior Year End to Year End for Awards Granted in Prior Years that were Outstanding and Unvested as of Applicable Year End	$1,082,317	862,125	$102,307	—
Plus, the Change in Fair Value from Prior Year End to Vesting Date for Awards Granted in Prior Years that Vested During the Year	-$88,916	-$7,513	—	—
Total Equity Award Adjustments	$1,649,588	$3,071,943	$180,320	$112,945
Compensation Actually Paid	$9,520,813	$14,078,504	$1,838,710	$1,988,829
(a) Amounts include adjustments related to RSU and PSU awards granted and approved by Genworth.
(b) For purposes of the foregoing, the fair values of equity awards at all applicable dates were calculated in accordance with ASC 718 using the same methodology as used to account for share-based payments in the Corporation’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the SCT for the year of grant, except that performance-based award values were calculated based on the probable outcome of applicable performance conditions on the relevant valuation date.

Non-PEO NEO Average Total Compensation Amount	$ 1,658,390	1,875,884
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,838,710	1,988,829
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2) The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s total compensation as reported in the SCT for each applicable fiscal year and the average of the total compensation for our non-PEO NEOs as reported in the SCT for each applicable fiscal year to determine the compensation actually paid to the PEO and average compensation actually paid to our non-PEO NEOs, respectively:

Adjustments(b)	PEO (a)		Average for Non-PEO NEOs
	2022	2021	2022	2021
SCT total	$7,853,225	$11,006,561	$1,658,390	$1,875,884
Less, Amounts Reported in the “Stock Awards” Column in the SCT	-$4,105,680	-$5,293,494	-$487,577	-$500,009
Plus, the Year End Fair Value of Awards Granted during the Year that Remain Unvested as of Year End	$4,761,867	$7,510,824	$565,590	$612,953
Plus, the Change in Fair Value from Prior Year End to Year End for Awards Granted in Prior Years that were Outstanding and Unvested as of Applicable Year End	$1,082,317	862,125	$102,307	—
Plus, the Change in Fair Value from Prior Year End to Vesting Date for Awards Granted in Prior Years that Vested During the Year	-$88,916	-$7,513	—	—
Total Equity Award Adjustments	$1,649,588	$3,071,943	$180,320	$112,945
Compensation Actually Paid	$9,520,813	$14,078,504	$1,838,710	$1,988,829
(a) Amounts include adjustments related to RSU and PSU awards granted and approved by Genworth.
(b) For purposes of the foregoing, the fair values of equity awards at all applicable dates were calculated in accordance with ASC 718 using the same methodology as used to account for share-based payments in the Corporation’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the SCT for the year of grant, except that performance-based award values were calculated based on the probable outcome of applicable performance conditions on the relevant valuation date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	•Book Value per Share •Adjusted Operating Income •Adjusted Return on Equity
Total Shareholder Return Amount	$ 132.49	106.61
Peer Group Total Shareholder Return Amount	90.52	98.97
Net Income (Loss)	$ 704,157,000	$ 546,685,000
Company Selected Measure Amount | $ / shares	28.96	24.70
PEO Name	Mr. Rohit Gupta
Additional 402(v) Disclosure [Text Block]	(5) The dollar amounts reported for net income are as reflected in Enact’s audited consolidated financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Book Value per Share
Non-GAAP Measure Description [Text Block]	(6) Book Value per Share is a metric used in our equity incentive program and subject to the following adjustments: Excludes the impact, if any, on reported financial results of any of the following events or items that occur during the performance period: a) accumulated other comprehensive income (loss), b) any dividends declared on Shares, c) repurchases of Shares, d) repurchases of convertible debt, e) certain litigation settlements and judgements, f) changes in foreign exchange rates, g) changes in accounting principles or other laws or provisions. We review changes in Book Value per Share as a means of evaluating performance during the performance year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Equity
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,649,588	$ 3,071,943
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,105,680)	(5,293,494)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,761,867	7,510,824
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,082,317	862,125
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(88,916)	(7,513)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	180,320	112,945
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(487,577)	(500,009)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	565,590	612,953
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	102,307	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0